TAXATION (Details) ¥ in Thousands, $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022
TAXATION
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Annual revenue | €	€ 750
Effective rate of tax	15.00%	0.80%	0.80%	0.30%	0.20%
Net operating loss carry forwards			¥ 12,645,371	¥ 12,433,736
If the underpayment of income taxes is due to computational errors made by the taxpayer
TAXATION
Period of statute of limitations		3 years	3 years
For special circumstances, which are not clearly defined
TAXATION
Period of statute of limitations		5 years	5 years
Threshold underpayment of income tax liability			¥ 100
For transfer pricing related adjustment
TAXATION
Period of statute of limitations		10 years	10 years
Hong Kong
TAXATION
Income tax rate (as a percent)		16.50%	16.50%
Hong Kong | First HK dollar 2,000 of profits of corporations
TAXATION
Income tax rate (as a percent)		8.25%	8.25%
Amount of assessable profits under lowered tax rate | $		$ 2,000
Mainland China
TAXATION
Income tax rate (as a percent)		25.00%	25.00%
Mainland China | High and New Technology Enterprises ("HNTE")
TAXATION
Income tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%
Mainland China | Beijing Daguan Information Technology Co Ltd (HNTE)
TAXATION
Income tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%